Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 94,703	$ 86,401
Prepaid expenses	50,853	43,631
Total current assets	145,556	130,032
Investments held in Trust Account	35,555,976	323,911,642
TOTAL ASSETS	35,701,532	324,041,674
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Accounts payable and accrued expenses	4,587,330	2,640,756
Subscription liability	1,567,406
Total current liabilities	7,736,027	3,875,756
Warrant liabilities	1,643,271	379,217
Deferred underwriting commissions liabilities		11,172,572
TOTAL LIABILITIES	9,379,298	15,427,545
COMMITMENTS AND CONTINGENCIES (NOTE 8)
Class A ordinary shares subject to possible redemption, 3,255,593 and 31,921,634 shares at $10.92 and $10.15 redemption value as of December 31, 2023 and 2022, respectively	35,555,976	323,911,642
SHAREHOLDERS’ DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	6,098,498
Accumulated deficit	(15,333,039)	(15,298,312)
TOTAL SHAREHOLDERS’ DEFICIT	(9,233,742)	(15,297,513)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	35,701,532	324,041,674
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	799
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares		799
Related Party
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Due to related party	331,291	235,000
Convertible promissory note – related party	1,000,000	1,000,000
Promissory Note – related party	$ 250,000